Operating segments (Details Text)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Segments Details Text [Abstract]
Total assets/liabilities and the net income for the year	1.00%
No income from transactions with a single customer or counterparty abroad	10.00%	10.00%	10.00%